TAXATION, Enterprise Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	17.00%
Income Before Income Tax and Share of Equity Investees [Abstract]
Domestic	$ 1,039,816
Foreign	1,241,043
Income before income tax and share of results of equity investees	2,280,859	$ 778,783	$ 432,394
Income Tax Expense [Abstract]
Current income tax		514,529	357,231
Deferred tax	(14,461)	(193,361)	(94,551)
Current Income Tax [Abstract]
Domestic	106,805
Foreign	558,737
Deferred Tax [Abstract]
Domestic	(39,571)
Foreign	25,110
Income tax expense	651,081	321,168	262,680
Net Tax Paid [Abstract]
Domestic	47,721
Net tax paid	591,148	515,323	318,924
Reconciliation of Tax Amount [Abstract]
Income before income tax and share of results of equity investees	2,280,859	778,783	432,394
Tax expense computed at tax rate of 17%	387,746	132,393	73,507
Foreign tax effects		101,966	154,756
Changes in valuation allowances	124,752	(68,734)	44,491
Foreign tax credits	(265,856)
Non-taxable and non-deductible items		30,124	(11,306)
Share-based compensation	106,249
Interest income	(50,273)
Other	5,521
Effect of concessionary tax rate and tax reliefs	(40,811)	(48,627)	(42,696)
Changes in unrecognized tax benefits	(2,300)	131,893	6,000
Others	10,883	42,153	37,928
Income tax expense	$ 651,081	$ 321,168	$ 262,680
Reconciliation of Tax Percent [Abstract]
Changes in valuation allowances	5.50%
Foreign tax credits	(11.70%)
Share-based compensation	4.70%
Interest income	(2.20%)
Other	0.20%
Effect of concessionary tax rate and tax reliefs	(1.80%)
Changes in unrecognized tax benefits	(0.10%)
Other	0.40%
Income tax expense	28.50%
Brazil [Member]
Net Tax Paid [Abstract]
Foreign	$ 123,582
Reconciliation of Tax Amount [Abstract]
Withholding tax expense	44,059
Others	$ 5,178
Reconciliation of Tax Percent [Abstract]
Withholding tax	1.90%
Other	0.20%
Taiwan [Member]
Net Tax Paid [Abstract]
Foreign	$ 121,135
Reconciliation of Tax Amount [Abstract]
Withholding tax expense	104,581
Others	$ 3,765
Reconciliation of Tax Percent [Abstract]
Withholding tax	4.60%
Other	0.20%
Indonesia [Member]
Net Tax Paid [Abstract]
Foreign	$ 95,464
Reconciliation of Tax Amount [Abstract]
Withholding tax expense	65,180
Others	$ 13,181
Reconciliation of Tax Percent [Abstract]
Withholding tax	2.90%
Other	0.60%
Others [Member]
Net Tax Paid [Abstract]
Foreign	$ 203,246
Reconciliation of Tax Amount [Abstract]
Foreign tax effects	$ 139,226
Reconciliation of Tax Percent [Abstract]
Foreign tax effects	6.10%
Singapore [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Enterprise Income Tax [Abstract]
Development and expansion incentive period	5 years
Singapore [Member] | Garena Online [Member] | Forecast [Member]
Enterprise Income Tax [Abstract]
Concessionary tax rate				10.50%